N-CSR

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09277

VIKING MUTUAL FUNDS

(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant's telephone number, including area code: 701-852-5292

Date of fiscal year end: December 31

Date of reporting period: June 30, 2014

Item 1. REPORT TO SHAREHOLDERS

[Logo]

VIKING MUTUAL FUNDS

Viking Tax-Free Fund for Montana
Viking Tax-Free Fund for North Dakota

Semi-Annual Report
June 30, 2014

Investment Adviser Viking Fund Management, LLC PO Box 500 Minot, ND 58702	Principal Underwriter Integrity Funds Distributor, LLC* PO Box 500 Minot, ND 58702
Transfer Agent Integrity Fund Services, LLC PO Box 759 Minot, ND 58702	Custodian Wells Fargo Bank, N.A. Trust & Custody Solutions 801 Nicollet Mall, Suite 700 Minneapolis, MN 55479

*The Funds are distributed through Integrity Funds Distributor, LLC. Member FINRA

VIKING TAX-FREE FUND FOR MONTANA
VIKING TAX-FREE FUND FOR NORTH DAKOTA

DEAR SHAREHOLDERS:

Enclosed is the report of the operations for the Viking Tax-Free Fund for Montana ("Tax-Free Fund for MT") and Viking Tax-Free Fund for North Dakota ("Tax-Free Fund for ND") (each a "Fund") for the six months ended June 30, 2014. Each Fund's portfolio and related financial statements are presented within for your review.

Economic Recap

In the first quarter of 2014 economic activity slowed due to poor weather conditions throughout the country, as numerous winter storms hit the Midwest and Northeast and significantly below average temperatures impacted the South. The labor market also stumbled a bit in the first quarter, but did improve slightly, though the unemployment rate remained high. There was some evidence of strength in the economy as household spending continued to grow. Due to signs pointing to an improving economy, despite some weather impacted economic numbers, the Federal Reserve (the "Fed") announced in mid-March that it would continue tapering its asset purchases by $10 billion a month.

In the second quarter of 2014 economic activity rebounded from the first quarter. The labor market also continued to show signs of improvement. Due to further improvement in the economy the Fed announced in mid-June that it would once again taper its asset purchases by $10 billion a month, which would put the pace of purchases at $15 billion per month of agency mortgage-backed securities and $20 billion per month of longer-term Treasury securities. The Fed did note that asset purchases are not on a preset course and that the Committee's decisions about their pace will remain contingent on the outlook for the labor market and inflation, however the Committee would likely reduce the pace of asset purchases in future meetings.

Municipal Bond Market Recap

The slow growing economy combined with relatively low new issuance led to lower yields and higher muni bond prices in January and February. The yield curve flattened considerably in March with yields rising on short to intermediate munis and falling slightly on longer term munis. This flattening of the yield curve was brought on when Federal Reserve Chair Janet Yellen stated that the central bank could raise rates six months after its current bond-buying program ends, earlier than most analysts had forecasted. Overall, the first quarter was one of the strongest quarters for municipal bonds over the last couple of years. Supply dropped early in the year as most municipalities had strong enough balance sheets to wait for a more favorable rate environment after the run up in rates last year. This drop in supply combined with a rollover of bonds maturing and being called early in the year led to a supply and demand imbalance which drove muni prices higher.

In the second quarter municipal bond new-issuance improved. However, it continued to come in light on a year-over-year basis, with issuance in the first half of 2014 coming in at the second lowest level in the last 13 years. This is likely the effect of many municipalities having already taken advantage of lower rates and refinancing while rates were historically low, as well as municipalities being more cautious on taking on unnecessary additional debt. The yield curve continued to flatten over the course of the second quarter as investors positioned themselves for a Fed rate hike.

Fund Performance and Outlook

Tax-Free Fund for MT and Tax-Free Fund for ND provided a total return of 4.32%* and 4.78%*, respectively (at net asset value with distributions reinvested) for the semi-annual period ended June 30, 2014 compared to the Funds' benchmark, the Barclays Capital Municipal Bond Index which returned 6.00%.

Despite the continued relative scarcity of Montana and North Dakota municipal bonds throughout the period, each Fund was able to obtain an adequate supply of investment grade bonds of various maturities. Each Fund may also invest in non-rated bonds should we deem they are of investment grade equivalent. Although we refrain from making large bets on the direction of rates, we have taken the opportunity to shorten the Funds' maturity structures somewhat given the historic low rates municipals have seen in recent years. A shorter maturity structure should provide a somewhat greater degree of stability of the Funds' share prices should muni prices become volatile. The highest level of current income that is exempt from federal and each Fund's state income taxes and is consistent with preservation of capital remains the investment objective of each Fund.

The current 3.8% Medicare surtax on investment income established by the Patient Protection and Affordable Care Act (municipals are exempt) combined with higher marginal tax rates on the federal and state levels boost the appeal of tax-exempt income. The federal marginal tax rate for taxpayers with adjusted gross incomes of $400,000 ($450,000 for married filing jointly) is 39.6%. The after-tax yield of a 10-year U.S. Treasury note yielding 2.50% falls to approximately 1.42% at the 39.6% federal tax rate plus the 3.8% Medicare surtax. In contrast, the benchmark 10-year muni was yielding 2.26% at June 30.

Finally, we recommend that shareholders view their investment as long-term. As difficult as they may be, periods of panic (and euphoria) tend to be transitory in nature and it's the long-term investors that may be rewarded with the long-term benefits of tax-free income and relatively low volatility that muni bonds have provided for decades.

If you would like more frequent updates, please visit the Fund's website at www.integrityvikingfunds.com for daily prices along with pertinent Fund information.

Sincerely,

Shannon Radke
Senior Portfolio Manager

The views expressed are those of Shannon Radke, President and Senior Portfolio Manager with Viking Fund Management, LLC ("Viking Fund Management", "VFM", or the "Adviser"). The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector, the markets generally, or any of the funds in the Integrity Viking family of funds.

*

Performance does not include applicable front-end or contingent deferred sales charges, which would have reduced the performance. For Tax-Free Fund for MT and Tax-Free Fund for ND, the total annual fund operating expense ratio (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.16% and 1.25%, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.98% and 0.98%, respectively.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

Bond prices and therefore the value of bond funds decline as interest rates rise. Because the Fund invests in securities of a single state, the Fund is more susceptible to factors adversely impacting the respective state than a municipal bond fund that does not concentrate its securities in a single state.

For investors subject to the alternative minimum tax, a portion of the Fund's dividends may be taxable. Distributions of capital gains are generally taxable.

VIKING TAX-FREE FUND FOR MONTANA

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment in the Fund and the Barclays Capital Municipal Bond Index

	Tax-Free Fund for MT without Sales Charge	Tax-Free Fund for MT with Maximum Sales Charge	Barclays Capital Municipal Bond Index
12/31/03	$10,000	$9,623	$10,000
12/31/04	$10,405	$10,012	$10,447
12/30/05	$10,608	$10,208	$10,816
12/29/06	$11,049	$10,632	$11,341
12/31/07	$11,376	$10,947	$11,722
12/31/08	$10,846	$10,436	$11,433
12/31/09	$12,144	$11,686	$12,910
12/31/10	$12,379	$11,912	$13,215
12/30/11	$13,798	$13,277	$14,628
12/31/12	$14,479	$13,932	$15,618
12/31/13	$13,928	$13,403	$15,217
6/30/14	$14,531	$13,982	$16,131

Average Annual Total Returns for the periods ending June 30, 2014

	1 year	3 year	5 year	10 year	Since Inception (August 3, 1999)
Without sales charge	3.93%	3.87%	4.75%	3.86%	4.16%
With sales charge (3.75%)	0.04%	2.57%	3.95%	3.46%	3.90%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund's performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

VIKING TAX-FREE FUND FOR NORTH DAKOTA

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment in the Fund and the Barclays Capital Municipal Bond Index

	Tax-Free Fund for ND without Sales Charge	Tax-Free Fund for ND with Maximum Sales Charge	Barclays Capital Municipal Bond Index
12/31/03	$10,000	$9,626	$10,000
12/31/04	$10,376	$9,988	$10,447
12/30/05	$10,608	$10,211	$10,816
12/29/06	$11,114	$10,698	$11,341
12/31/07	$11,422	$10,995	$11,722
12/31/08	$10,864	$10,458	$11,433
12/31/09	$12,360	$11,898	$12,910
12/31/10	$12,543	$12,074	$13,215
12/30/11	$13,887	$13,368	$14,628
12/31/12	$14,510	$13,967	$15,618
12/31/13	$13,959	$13,437	$15,217
6/30/14	$14,625	$14,078	$16,131

Average Annual Total Returns for the periods ending June 30, 2014

	1 year	3 year	5 year	10 year	Since Inception (August 3, 1999)
Without sales charge	3.88%	3.73%	4.42%	3.97%	4.28%
With sales charge (3.75%)	-0.05%	2.43%	3.63%	3.57%	4.01%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund's performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

VIKING TAX-FREE FUND FOR MONTANA

PORTFOLIO MARKET SECTORS June 30, 2014 (unaudited)

Health Care	24.6%
Other Revenue	17.3%
Housing	14.4%
Education	12.8%
General Obligation	12.3%
Transportation	10.9%
Utilities	4.1%
Cash Equivalents and Other	3.6%
100.0%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS June 30, 2014 (unaudited)

	Principal Amount	Fair Value
MUNICIPAL BONDS (96.4%)

Education (12.8%)
Gallatin Cnty MT Sch Dist #44 Belgrade GO 3.500% 06/15/28	$575,000	$604,900
*MT St Brd Regt Higher Ed Rev Ref (MT St Univ) 5.000% 11/15/21	750,000	763,749
MT St Brd Regt Higher Ed Rev Ref (MT St Univ) 5.000% 11/15/18	260,000	265,296
MT St Brd Regt Higher Ed Rev Ref (MT St Univ) 4.500% 11/15/25	770,000	815,199
MT St Brd Regt Higher Ed Rev Facs Impt - MT St Univ 5.000% 11/15/23	250,000	293,458
MT St Brd Regt Higher Ed Univ of Mont Ref Rev 4.000% 05/15/25	2,000,000	2,182,740
MT St Brd Regt Higher Ed Univ of Mont Ref Rev 4.000% 05/15/26	1,145,000	1,229,948
MT St Brd Regt Higher Ed Rev Ref (MT St Univ) 4.000% 11/15/21	330,000	370,616
MT St Brd Regt Higher Ed Rev Ref (MT St Univ) 4.000% 11/15/23	200,000	220,432
MT St Brd Regt Higher Ed Rev Ref (MT St Univ) 4.000% 11/15/24	445,000	486,389
MT St Brd Regt Higher Ed Rev Ref (MT St Univ) 4.000% 11/15/25	500,000	542,270
MT St Brd Regt Higher Ed Rev Facs Impt - MT St Univ 5.000% 11/15/25	500,000	590,245
*Univ of MT Univ Revs Facs Acq & Imp Ser C 5.000% 11/15/17	140,000	148,341
Univ of MT Univ Revs Higher Ed Facs Impt Ser D 5.375% 05/15/19	370,000	407,355
		8,920,938
General Obligation (12.3%)
Bozeman MT 4.000% 07/01/28	540,000	604,245
Butte Silver Bow City & Cnty GO 3.250% 07/01/22	765,000	787,018
Gallatin Cnty MT Sch Dist #72 (Big Sky) GO 3.500% 07/01/23	555,000	600,926
Gallatin Cnty MT Sch Dist #72 (Big Sky) GO 3.750% 07/01/24	645,000	701,579
Gallatin Cnty MT Sch Dist #72 (Big Sky) GO 4.000% 07/01/25	420,000	459,169
Gallatin Cnty MT Sch Dist #72 (Big Sky) GO 3.500% 07/01/21	400,000	442,052
Gallatin Cnty MT Sch Dist #72 (Big Sky) GO 3.500% 07/01/22	455,000	496,987
Gallatin Cnty MT Sch Dist #27 GO 4.250% 06/15/26	415,000	476,013
Glacier Cnty Sch Dist #15 (Cut Bk) MT GO 3.000% 07/01/29	125,000	125,618
MT St Drinking Wtr Revolving Fd 4.200% 07/15/20	150,000	150,188
Montana St Ref-Long Range Bldg-Ser C 4.000 08/01/21	350,000	400,218
Montana St Ref-Long Range Bldg-Ser C 4.000 08/01/23	385,000	438,992
Ravalli Cnty MT GO 4.250% 07/01/27	150,000	161,028
Ravalli Cnty MT GO 4.350% 07/01/28	155,000	165,618
Ravalli Cnty MT GO 4.400% 07/01/29	165,000	175,893
Yellowstone Cnty MT Sch Dist #2 Billings Sch Bldg GO 5.000% 06/15/24	500,000	609,875
Yellowstone Cnty MT Sch Dist #2 Billings Sch Bldg GO 5.000% 06/15/26	515,000	619,026
Yellowstone Cnty MT Sch Dist #2 Billings Sch Bldg GO 5.000% 06/15/27	1,000,000	1,195,190
		8,609,635
Health Care (24.6%)
MT Fac Fin Auth Health Care Facs Rev Ref-Dev Ctr Proj 4.500% 06/01/16	250,000	250,590
MT Fac Fin Auth Health Care Facs Rev Ref-Dev Ctr Proj 4.750% 06/01/19	170,000	170,352
MT Fac Fin Auth Health Care Facs Rev Childrens Home 4.550% 01/01/17	250,000	254,553
MT Fac Fin Auth Health Master Ln Pg NE MT-B 4.500% 05/01/27	250,000	256,375
MT Fac Fin Auth Health Care Facs Rev (St Luke Health) 4.500% 01/01/17	120,000	129,980
MT Fac Fin Auth Health Care Facs Rev (St Luke Health) 5.000% 01/01/22	600,000	642,276
MT Fac Fin Auth Glendive Med Ctr 4.500% 07/01/23	250,000	264,525
MT Fac Fin Auth Health Care Care Rev Kalispell Regl Med Ctr 4.500% 07/01/23	1,025,000	1,113,929
*MT Fac Fin Auth Health Care Facs Rev Kalispell Regl Med Ctr 4.650% 07/01/24	1,365,000	1,479,509
MT Fac Fin Auth Health Care Facs Rev Kalispell Regl Med Ctr 4.750% 07/01/25	380,000	412,004
MT Fac Fin Auth Health Care Facs Rev Master Ln PG-Comnty Med Ctr 5.250% 06/01/30	660,000	715,215
MT Fac Fin Auth Health Care Facs Rev Master Ln PG-Comnty Med Ctr 5.125% 06/01/26	1,000,000	1,093,890
MT Fac Fin Auth Rev Prov Health & Svce 5.000% 10/01/19	175,000	187,632
*MT Fac Fin Auth Rev Prov Health & Svce 5.000% 10/01/22	1,500,000	1,603,470
MT Fac Fin Auth Rev Sr Living St Johns Lutheran 6.125% 05/15/36	300,000	305,868
MT Fac Fin Auth Rev Benefis Health Sys 4.750% 01/01/24	150,000	154,927
MT Fac Fin Auth Rev Benefis Health Sys 4.750% 01/01/25	275,000	283,467
MT Fac Fin Auth Sisters of Charity Leavenworth 4.750% 01/01/40	500,000	521,745
MT Fac Fin Auth Sisters of Charity Leavenworth 4.000% 01/01/19	75,000	81,932
MT Fac Fin Auth Sisters of Charity of Leavenworth 4.500% 01/01/24	1,000,000	1,071,350
MT Fac Fin Auth Sisters of Charity Leavenworth 5.000% 01/01/24	400,000	444,152
MT Fac Fin Auth Health Care Hosp-Benefis Health Sys 5.500% 01/01/25	575,000	642,241
MT Fac Fin Auth Health Care Hosp-Benefis Health Sys 5.750% 01/01/31	815,000	905,546
MT St Health Fac Auth Health Care Rev (St Hosp) 5.000% 06/01/22	1,100,000	1,101,320
MT St Health Fac Auth Health Care Rev (Big Horn Hosp - Hardin) 5.100% 02/01/18	300,000	300,189
*MT St Health Fac Auth Health Care Rev (Marcus Daly Mem) 6.000% 08/01/20	1,260,000	1,260,932
Yellowstone Cnty MT Health Care Lease Rev 5.000% 09/01/29	1,250,000	1,362,489
Yellowstone Cnty MT Health Care Lease Rev 5.250% 09/01/34	245,000	262,777
		17,273,235
Housing (14.4%)
MT Brd of Hsg Single Family Program 2.100% 12/01/19	365,000	362,671
MT Brd of Hsg Single Family Program 2.375% 12/01/20	365,000	364,434
MT Brd of Hsg Single Family Program 2.650% 06/01/21	180,000	176,407
MT Brd of Hsg Single Family Program 2.650% 12/01/21	380,000	371,423
MT Brd of Hsg Single Family Program 3.000% 06/01/23	225,000	219,807
MT Brd of Hsg Single Family Program 3.000% 12/01/23	110,000	106,583
MT Brd of Hsg Single Family Program 3.150% 06/01/24	440,000	428,520
MT Brd of Hsg Single Family Program 3.150% 12/01/24	160,000	154,901
MT Brd of Hsg Single Family Program 3.350% 06/01/25	185,000	179,827
MT St Brd of Hsg SF MTGE Program-Ser B-2 3.875% 12/01/23	270,000	281,953
MT St Brd of Hsg SF MTGE Program-Ser B-2 4.050% 06/01/24	235,000	246,428
MT St Brd of Hsg SF MTGE Program-Ser B-2 4.050% 12/01/24	675,000	704,916
MT St Brd of Hsg SF MTGE Program-Ser B-2 4.650% 12/01/28	380,000	400,368
MT Brd of Hsg Single Family Mtg Ser B 4.750% 12/01/27	50,000	50,465
MT Brd of Hsg Single Family Program 5.050% 12/01/24	75,000	78,388
MT Brd of Hsg Single Family Program 5.300% 12/01/29	295,000	306,355
MT Brd of Hsg Single Family Homeownership-A 4.700% 12/01/26	1,120,000	1,159,144
MT St Brd Hsg Single Family Homeownership-A 4.850% 06/01/28	525,000	551,118
MT Brd of Hsg AMT-Single Familiy Homeownership 3.850% 06/01/19	685,000	711,742
MT St Brd Hsg Single Family Program 3.400% 12/01/27	1,655,000	1,618,425
MT St Brd Hsg Single Family Program 3.600% 12/01/30	620,000	617,749
MT St Brd of Hsg Single Family Homeownership 2.650% 06/01/19	205,000	206,978
MT St Brd of Hsg Single Family Homeownership 2.900% 06/01/20	200,000	203,982
MT St Brd of Hsg Single Family Homeownership 3.100% 06/01/21	530,000	533,249
MT Brd of Hsg Single Family Mtg Ser C2 4.850% 12/01/26	80,000	80,405
		10,116,238
Other Revenue (17.3%)
Anaconda-Deer Lodge Cnty MT (Mill Creek Project) 4.125% 07/01/29	280,000	279,837
Billings MT Spl Impt Dist No 1385 7.000% 07/01/17	255,000	271,878
Billings MT COPS-Ref 3.000% 09/01/19	400,000	428,236
Billings MT COPS-Ref 3.000% 09/01/20	435,000	461,748
Billings MT COPS-Ref 3.000% 09/01/21	150,000	157,587
Billings MT COPS-Ref 3.000% 09/01/22	195,000	202,422
Billings MT COPS-Ref 3.000% 09/01/23	210,000	214,675
Billings MT Spl Impt Dist No 1369 & 1391 5.500% 07/01/26	300,000	316,002
Billings MT Pooled Spl Sidewalk Gutter & Alley 4.550% 07/01/20	65,000	67,225
Billings MT Pooled Spl Sidewalk Gutter & Alley 4.700% 07/01/21	70,000	72,254
Billings MT Pooled Spl Sidewalk Gutter & Alley 4.800% 07/01/22	70,000	71,949
Billings MT Spl Impt Dist Ref No 1360 4.000% 07/01/17	390,000	413,782
Billings MT Spl Impt Dist Ref No 1360 4.000% 07/01/18	405,000	430,053
Billings MT Spl Impt Dist No 1385 3.050% 07/01/21	375,000	372,176
Billings MT Spl Impt Dist No 1385 4.000% 07/01/25	350,000	345,089
Billings MT Tax Increment Urban Renewal Ref 4.375% 07/01/29	250,000	246,345
Billings MT Tax Increment Urban Renewal Ref 5.000% 07/01/33	900,000	913,698
Bozeman MT Tax Increment Urban Renewal Rev Downtown Impt Dist 4.950% 07/01/28	200,000	208,396
Butte Silver Bow MT City & Cnty Tax Increment 5.000% 07/01/21	600,000	654,270
Gallatin Cnty MT Rural Impt Dist No 396 5.500% 07/01/25	600,000	627,294
Gallatin Cnty MT Rural Impt Dist No 396 6.000% 07/01/30	1,000,000	1,047,410
Great Falls MT Tax Increment Urban Renewal West BK Urban Renewal Dist-A 5.550% 07/01/29	275,000	301,384
Helena MT Ctfs Partn 4.625% 01/01/24	270,000	292,966
Helena MT Ctfs Partn 5.000% 01/01/29	175,000	188,262
Missoula MT Pkg Commission Ref 4.000% 10/01/26	835,000	881,568
Missoula MT Tax Increment Urban Renewal 5.125% 07/01/26	125,000	131,855
MT Fac Fin Auth Health Care Facs Rev (Cmnty Counsel & Correctl Svcs) 4.500% 10/01/22	470,000	493,002
MT Fac Fin Auth Boyd Andrew Cmnty Svcs Proj 4.375% 10/01/20	285,000	299,244
MT Fac Fin Auth Health Care Facs Rev (Boyd Andrew Proj) 4.500% 10/01/22	215,000	225,522
MT St Health Fac Auth Health Care Rev (Lewis & Clark Office Proj) 5.100% 02/01/18	150,000	150,095
MT Health Facs Auth (Alternatives Inc) Prerelease Ctr Rev 5.600% 10/01/17	460,000	461,615
MT Health Facs Auth (Boyd Andrew Prj) Pre-Release Ctr 6.300% 10/01/20	795,000	798,220
Whitefish MT Tax Increment Urban Renewal Rev Emergency Svcs PJ Ref 4.625% 07/15/20	100,000	103,151
		12,129,210
Transportation (10.9%)
Billings MT Arpt Rev 4.500% 07/01/18	800,000	855,512
Billings MT Arpt Rev 4.750% 07/01/19	350,000	381,469
Billings MT Arpt Rev 5.000% 07/01/20	235,000	258,058
Madison Cnty MT Rural Impt Dist 5.500% 07/01/25	770,000	811,734
Madison Cnty MT Rural Impt Dist 6.000% 07/01/30	1,000,000	1,048,550
Missoula MT Spl Assmt Pooled Spl Sidewalk Curb 4.750% 07/01/27	200,000	207,470
Missoula MT Spl Assmt Sidewalk Curb 6.000% 07/01/30	200,000	219,036
Missoula MT Spl Impt Dists #540 4.600% 07/01/24	100,000	102,031
Missoula MT Spl Impt Dists #540 4.600% 07/01/25	105,000	106,787
Missoula MT Spl Impt Dists #541 5.400% 07/01/29	370,000	399,537
Missoula MT Spl Impt Dists #548 4.000% 07/01/19	190,000	203,131
Missoula MT Spl Impt Dists #548 4.625% 07/01/23	240,000	255,434
Missoula MT Spl Impt Dists No #548 5.250% 07/01/27	240,000	260,530
Missoula MT Spl Impt Dists #548 5.500% 07/01/31	235,000	252,867
MT St Dept of Transportation Rev Grant Antic Hwy 93 5.000% 06/01/22	350,000	391,353
*MT St Dept of Transportation Rev Ref 5.000% 06/01/20	1,575,000	1,867,950
		7,621,449
Utilities (4.1%)
Billings MT Storm Swr Revenue 4.000% 07/01/25	215,000	234,150
Billings MT Storm Swr Revenue 4.000% 07/01/26	225,000	242,447
*Forsyth MT Pollution Ctl Rev Ref Northwestern Corp Colstrip 4.650% 08/01/23	1,800,000	1,903,266
Livingston MT Swr Sys Rev 3.000% 07/01/25	385,000	392,298
Livingston MT Swr Sys Rev 3.100% 07/01/26	100,000	101,830
		2,873,991

TOTAL MUNICPAL BONDS (COST: $65,195,419)		$67,544,696

SHORT-TERM SECURITIES (2.7%)	Shares
^Wells Fargo Advantage National Tax-Free Money Market Fund 0.010% (COST: $1,918,330)	1,918,330	$1,918,330

TOTAL INVESTMENTS IN SECURITIES (COST: $67,113,749) (99.1%)		$69,463,026
OTHER ASSETS LESS LIABILITIES (0.9%)		629,314

NET ASSETS (100.0%)		$70,092,340

^	Variable rate security; rate shown represents rate as of June 30, 2014.

*	Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

The accompanying notes are an integral part of these financial statements.

VIKING TAX-FREE FUND FOR NORTH DAKOTA

PORTFOLIO MARKET SECTORS June 30, 2014 (unaudited)

General Obligation	21.0%
Health Care	19.3%
Other Revenue	15.9%
Utilities	14.1%
Education	13.7%
Housing	7.8%
Transportation	6.3%
Cash Equivalents and Other	1.9%
100.0%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS June 30, 2014 (unaudited)

	Principal Amount	Fair Value
MUNICIPAL BONDS (98.1%)

Education (13.7%)
Barnes Cnty ND North Public Sch Dist Bldg Auth Lease Rev 4.000% 05/01/22	$250,000	$259,007
Fargo ND Sch Dist Bldg Auth Lease Rev Ref 4.000% 05/01/20	250,000	265,570
ND St Brd Higher Ed Rev Hsg & Aux - BSC 3.000% 05/01/20	205,000	218,616
ND St Brd Higher Ed ND St Univ Hsg & Aux - Facs 4.000% 04/01/25	415,000	462,563
Univ of ND Hsg & Aux Facs Rev - Series 2014 4.000% 04/01/28	365,000	389,276
*ND St Brd Hghr Ed Student Svcs Facs Rev MSU 5.000% 08/01/18	175,000	179,020
*ND St Brd Hghr Ed Student Svcs Facs Rev MSU 5.500% 08/01/23	125,000	126,764
ND St Brd Higher Ed Rev Hsg & Aux - BSC 4.750% 05/01/19	100,000	100,423
ND St Brd Higher Ed Rev Hsg & Aux - BSC 5.350% 05/01/30	500,000	502,850
ND St Brd Higher Ed (ND St Univ Hsg & Aux Facs) 5.000% 04/01/27	250,000	265,435
ND St Brd Higher Ed 5.000% 04/01/25	160,000	174,307
St John ND Public Dist Bldg Auth Lease Revenue 3.000% 05/01/20	155,000	158,368
Univ of ND Hsg & Aux Facs Ref Rev 5.000% 04/01/24	250,000	286,853
		3,389,052
General Obligation (21.0%)
Bismarck ND Ref & Impt Ser H 3.000% 05/01/23	500,000	517,375
Bismarck ND Public Sch Dist #1 Sch Bldg 4.000% 05/01/26	750,000	814,357
Fargo ND Ref & Impt-Ser A 4.000% 05/01/23	800,000	885,616
Fargo ND Pub Sch Dist No 1 Ltd Tax 4.500% 05/01/21	250,000	261,095
Fargo ND Pub Sch Dist No 1 Ltd Tax 5.000% 05/01/23	200,000	211,432
Grand Forks ND Pub Bldg 4.625% 12/01/26	350,000	376,754
Mandan Public Schools District # 1 3.125% 08/01/24	200,000	205,824
Minot ND Arpt Rev Amt- Set D 3.500% 10/01/25	570,000	587,089
Minot ND Wtr & Swr Util Rev 5.250% 10/01/22	200,000	220,710
Minot ND Wtr & Swr Util Rev 5.375% 10/01/23	250,000	278,230
*West Fargo ND Pub Sch Dist No 6 4.000% 05/01/23	500,000	548,865
Williston ND Ref & Impt GO 4.000% 05/01/22	240,000	263,424
		5,170,771

Health Care (19.3%)
Burleigh Cnty ND Health Care Rev Ref St Alexius Med Ctr-Ser A 5.000% 07/01/22	300,000	337,170
Burleigh Cnty ND Health Care Rev Ref St Alexius Med Ctr-Ser A 4.500% 07/01/32	250,000	257,105
Burleigh Cnty ND Health Care Rev St Alexius Med Ctr Proj -Ser A 5.000% 07/01/35	500,000	524,975
Burleigh Cnty ND Mun Indl Dev Act Rev Ref MO Slope Luth Care Ctr 5.050% 11/01/18	125,000	126,976
Fargo ND Health Sys 5.500% 11/01/20	500,000	599,555
Fargo ND Health Sys 6.000% 11/01/28	500,000	586,700
Grand Forks ND Hlth Care Sys Rev Altru Hlth Sys 5.000% 12/01/22	500,000	567,350
Grand Forks ND Hlth Care Sys Rev Altru Hlth Sys 4.000% 12/01/27	600,000	611,430
Grand Forks ND Nursing Fac 7.250% 11/01/29	300,000	321,393
Langdon ND Health Care Facs Rev Cavalier Cnty Mem Hosp PJ 6.200% 01/01/25	155,000	162,441
Ward Cnty ND Health Care Fac Rev Trinity Obligated Group 5.250% 07/01/15	385,000	401,636
Ward Cnty ND Health Care Fac Rev Trinity Obligated Group 5.125% 07/01/25	250,000	251,865
		4,748,596
Housing (7.8%)
ND St Hsg Fin Agy Rev Home Mtg Fin Prog Ser B 3.650% 01/01/20	100,000	104,097
ND St Hsg Fin Agy 4.450% 01/01/25	110,000	115,214
ND Pub Fin Auth McVille & Drayton Obl Grp 4.500% 06/01/26	400,000	431,472
ND St Hsg Fin Agy 2.900% 07/01/20	300,000	305,289
ND St Hsg Fin Agy 3.050% 07/01/21	150,000	149,901
*ND St Hsg Fin Agy 3.350% 07/01/21	785,000	822,437
		1,928,410
Other Revenue (15.9%)
Bismarck, ND Park Dist Park Facs Gross Revs 3.500% 04/01/25	280,000	290,836
Bismarck, ND Park Dist Park Facs Gross Revs 3.650% 04/01/27	295,000	304,413
Grand Forks ND Bldg Auth Lease Rev 5.000% 12/01/20	200,000	203,988
Grand Forks ND Mosquito Ctl Rev 4.750% 09/01/24	100,000	105,693
ND Pub Fin Auth AMT Indl Dev Prog 5.000% 06/01/20	150,000	158,532
ND Pub Fin Auth AMT Indl Dev Prog 5.000% 06/01/31	240,000	244,675
ND Pub Fin Auth St Revolving FD 5.500% 10/01/27	250,000	285,492
ND Pub Fin Auth Indl Dev Prog 6.000% 06/01/34	200,000	220,548
ND Pub Fin Auth St Revolving FD Prog Ser A 5.000% 10/01/24	240,000	281,470
ND Pub Fin Auth St Revolving FD Prog Ser A 5.000% 10/01/23	165,000	193,840
ND Pub Fin Auth 3.000% 06/01/21	205,000	212,831
ND Pub Fin Auth 3.000% 06/01/22	140,000	144,491
*Ward Cnty ND Sales Tax Rev 3.000% 04/01/22	300,000	306,879
Williams Cnty ND Sales Tax Rev 5.000% 11/01/21	100,000	100,600
Williams Cnty ND Sales Tax Rev 5.000% 11/01/31	75,000	75,347
Williams Cnty ND Sales Tax Rev 5.000% 11/01/31	250,000	251,155
Williston ND Parks & Rec Dist Sales Tax & Gross Revenue 4.000% 03/01/23	500,000	534,355
		3,915,145
Transportation (6.3%)
Grand Forks ND Regl Arpt Auth Arpt Rev Ser A 4.600% 06/01/24	350,000	381,133
Grand Forks ND Regl Arpt Auth Arpt Rev Ser A 5.000% 06/01/29	500,000	544,130
*Grand Forks ND Regl Arpt Auth Arpt Rev Ser A 4.500% 06/01/28	600,000	631,914
		1,557,177

Utilities (14.1%)
Bismarck ND Wtr Revenue 2.500% 04/01/21	500,000	510,980
Bismarck ND Wtr Revenue 3.000% 04/01/21	495,000	520,067
Bismarck ND Wtr Revenue 3.625% 04/01/25	675,000	701,190
Bismarck ND Wtr Revenue 3.750% 04/01/26	265,000	275,102
*Mclean Cnty ND Solid Waste Facs Rev Great River Energy Proj 4.875% 07/01/26	750,000	797,453
ND St Wtr Commn Rev Wtr Dev & Mgmt Prog 5.000% 08/01/25	500,000	518,565
South Central Regl Wtr Dist Util Sys Rev Ref - Northern Burleigh Cnty ND 5.000% 10/01/23	150,000	152,072
		3,475,429

TOTAL MUNICIPAL BONDS (COST: $23,156,672)		$24,184,580

SHORT-TERM SECURITIES (1.1%)	Shares
^Wells Fargo Advantage National Tax-Free Money Market Fund 0.010% (COST: $289,754)	289,754	$289,754

TOTAL INVESTMENTS IN SECURITIES (COST: $23,446,426) (99.2%)		$24,474,334
OTHER ASSETS LESS LIABILITIES (0.8%)		190,841

NET ASSETS (100.0%)		$24,665,175

^	Variable rate security; rate shown represents rate as of June 30, 2014.

*	Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities June 30, 2014 (unaudited)

	Tax-Free Fund for MT	Tax-Free Fund for ND
ASSETS
Investments in securities, at value (cost: $67,113,749 and $23,446,426, respectively)	$69,463,026	$24,474,334
Receivable for Fund shares sold	18,886	0
Accrued dividends receivable	14	4
Accrued interest receivable	930,437	232,144
Prepaid expenses	1,474	1,786
Total assets	$70,413,837	$24,708,268

LIABILITIES
Payable for Fund shares redeemed	$182,024	$5,155
Dividends payable	52,404	12,533
Trustees' fees payable	1,976	692
Payable to affiliates	55,806	19,219
Accrued expenses	12,237	5,494
Disbursements in excess of demand deposit cash	17,050	0
Total liabilities	$321,497	$43,093

NET ASSETS	$70,092,340	$24,665,175

NET ASSETS ARE REPRESENTED BY:
Capital stock outstanding, $.001 par value, unlimited shares authorized	$69,904,624	$24,536,639
Accumulated undistributed net realized gain (loss) on investments	(2,163,556)	(902,692)
Accumulated undistributed net investment income (loss)	1,995	3,320
Unrealized appreciation (depreciation) on investments	2,349,277	1,027,908

NET ASSETS	$70,092,340	$24,665,175

Shares outstanding	6,932,198	2,401,680
Net asset value per share*	$10.11	$10.27
Public offering price (sales charge of 3.75%)	$10.50	$10.67

*	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Operations For the six months ended June 30, 2014 (unaudited)

	Tax-Free Fund for MT	Tax-Free Fund for ND
INVESTMENT INCOME
Interest	$1,329,843	$461,625
Dividends	82	18
Total investment income	$1,329,925	$461,643

EXPENSES
Investment advisory fees	$173,404	$60,891
Distribution (12b-1) fees	86,702	30,446
Transfer agent fees	48,553	17,050
Administrative service fees	60,553	29,050
Professional fees	7,009	3,284
Reports to shareholders	1,835	928
License, fees, and registrations	2,699	2,090
Audit fees	5,943	2,059
Trustees' fees	1,976	692
Transfer agent out-of-pockets	2,506	1,467
Custodian fees	4,227	1,651
Legal fees	2,628	921
Insurance expense	794	286
Total expenses	$398,829	$150,815
Less expenses waived or reimbursed	(58,958)	(31,468)
Total net expenses	$339,871	$119,347

NET INVESTMENT INCOME (LOSS)	$990,054	$342,296

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$(682,238)	$(49,602)
Net change in unrealized appreciation (depreciation) of investments	2,632,700	831,334
Net realized and unrealized gain (loss) on investments	$1,950,462	$781,732

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,940,516	$1,124,028

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets For the six months ended June 30, 2014 (unaudited)

	Tax-Free Fund for MT	Tax-Free Fund for ND
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$990,054	$342,296
Net realized gain (loss) from investment transactions	(682,238)	(49,602)
Net change in unrealized appreciation (depreciation) on investments	2,632,700	831,334
Net increase (decrease) in net assets resulting from operations	$2,940,516	$1,124,028

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	$(989,716)	$(341,728)
Total distributions	$(989,716)	$(341,728)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$4,714,432	$1,444,796
Proceeds from reinvested dividends	670,087	261,393
Cost of shares redeemed	(6,695,255)	(1,963,009)
Net increase (decrease) in net assets resulting from capital share transactions	$(1,310,736)	$(256,820)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$640,064	$525,480
NET ASSETS, BEGINNING OF PERIOD	$69,452,276	$24,139,695
NET ASSETS, END OF PERIOD	$70,092,340	$24,665,175

Accumulated undistributed net investment income	$1,995	$3,320

Statements of Changes in Net Assets For the year ended December 31, 2013

	Tax-Free Fund for MT	Tax-Free Fund for ND
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$2,065,949	$740,514
Net realized gain (loss) from investment transactions	(1,108,865)	(694,469)
Net change in unrealized appreciation (depreciation) on investments	(4,131,676)	(1,139,533)
Net increase (decrease) in net assets resulting from operations	$(3,174,592)	$(1,093,488)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	$(2,065,315)	$(739,531)
Total distributions	$(2,065,315)	$(739,531)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$12,158,211	$4,296,009
Proceeds from reinvested dividends	1,416,117	540,951
Cost of shares redeemed	(17,816,320)	(6,733,714)
Net increase (decrease) in net assets resulting from capital share transactions	$(4,241,992)	$(1,896,754)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(9,481,899)	$(3,729,773)
NET ASSETS, BEGINNING OF PERIOD	$78,934,175	$27,869,468
NET ASSETS, END OF PERIOD	$69,452,276	$24,139,695

Accumulated undistributed net investment income	$1,658	$2,752

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS (unaudited)

NOTE 1: Organization

Viking Mutual Funds (the "Trust") was organized as a Delaware business trust on March 30, 1999 and commenced operations on August 3, 1999. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company and consists of two series (the "Funds").

The Viking Tax-Free Fund for Montana ("Tax-Free Fund for MT") and Viking Tax-Free Fund for North Dakota ("Tax-Free Fund for ND"), each a non-diversified Fund, seek the highest level of current income that is exempt from both federal and state income taxes and is consistent with preservation of capital.

NOTE 2: Summary of Significant Accounting Policies

Investment security valuation—Securities for which quotations are not readily available are valued using a matrix system at fair value as determined by Integrity Fund Services, LLC ("Integrity Fund Services" or "IFS"). The matrix system has been developed based on procedures approved by the Board of Trustees and includes consideration of the following: yields or prices of municipal bonds of comparable quality; type of issue, coupon, maturity, and rating; indications as to value from dealers; and general market conditions. Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. Shares of a registered investment company, including money market funds, that are not traded on an exchange are valued at the investment company's net asset value per share. Refer to Note 3 for further disclosures related to the inputs used to value the Funds' investments.

When-issued securities—The Funds may purchase securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the securities purchased on a when-issued basis are identified as such in each Fund's Schedule of Investments. With respect to purchase commitments, the Funds identify securities to be segregated by the custodian in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities, if the counterparty does not perform under the contract terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Contingent deferred sales charge—In the case of investments of $1 million or more, a 1.00% contingent deferred sales charge "CDSC" may be assessed on shares of Tax-Free Fund for MT and Tax-Free Fund for ND if redeemed within 24 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes—Each Fund is a separate taxpayer for federal income tax purposes. Each Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gain on investments to its shareholders; therefore, no provision for income taxes is required.

As of and during the year ended December 31, 2013, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for the tax years before 2010.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities. Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Premiums and discounts—Premiums and discounts on municipal securities are accreted and amortized over the lives of the respective securities for financial reporting purposes.

Security transactions, investment income, expenses and distributions—Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the first in, first out basis unless specifically identified. Interest income and estimated expenses are accrued daily. The Funds declare dividends from net investment income daily and pay such dividends monthly. Capital gains, when available, are distributed at least annually. Dividends are reinvested in additional shares of the Funds at net asset value or paid in cash. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatment of market discount. In addition, other amounts have been reclassified within the composition of net assets to more appropriately conform financial accounting to tax basis treatment.

Use of estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Common expenses—Common expenses of the Trust are allocated among the funds within the Trust based on relative net assets of each fund or the nature of the services performed and the relative applicability to each fund.

Reporting period end date—For financial reporting purposes, the last day of the reporting period will be the last business day of the month.

NOTE 3: Fair Value Measurements

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 inputs are based on significant unobservable inputs (including each Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used to value the Funds' investments as of June 30, 2014:

		Level 1	Level 2	Level 3	Total
Tax-Free	Short Term Securities	$1,918,330	$0	$0	$1,918,330
Fund for MT	Municipal Bonds	0	67,544,696	0	67,544,696
	Total	$1,918,330	$67,544,696	$0	$69,463,026

Tax-Free	Short Term Securities	$289,754	$0	$0	$289,754
Fund for ND	Municipal Bonds	0	24,184,580	0	24,184,580
	Total	$289,754	$24,184,580	$0	$24,474,334

Please refer to the Schedule of Investments for sector classification. The Funds did not hold any Level 3 assets during the six months ended June 30, 2014. There were no transfers into or out of Level 1 or Level 2 during the six months ended June 30, 2014. The Funds consider transfers into or out of Level 1 and Level 2 as of the end of the reporting period. The Funds did not hold any derivative instruments at any time during the six months ended June 30, 2014.

NOTE 4: Investment Transactions

Purchases and sales of investment securities (excluding short-term securities) for the six months ended June 30, 2014, were as follows:

	Tax-Free Fund for MT	Tax-Free Fund for ND
Purchases	$3,197,932	$1,914,117
Sales	$6,415,637	$2,125,158

NOTE 5: Capital Share Transactions

Transactions in capital shares were as follows:

	Tax-Free Fund for MT		Tax-Free Fund for ND
	Six Months Ended 06/30/14	Year Ended 12/31/13	Six Months Ended 06/30/14	Year Ended 12/31/13
Shares sold	471,157	1,191,546	141,609	415,683
Shares issued on reinvestment of dividends	66,667	140,001	25,598	52,723
Shares redeemed	(670,839)	(1,781,180)	(193,095)	(665,531)
Net increase (decrease)	(133,015)	(449,633)	(25,888)	(197,125)

NOTE 6: Income Tax Information

At December 31, 2013, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:

	Tax-Free Fund for MT	Tax-Free Fund for ND
Investments at cost	$69,207,933	$23,787,019
Unrealized appreciation	$1,335,380	$528,859
Unrealized depreciation	(1,617,145)	(329,533)
Net unrealized appreciation (depreciation)	($281,765)*	$199,326*

*	Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of market discount.

The tax character of distributions paid was as follows:

	Tax-Free Fund for MT		Tax-Free Fund for ND
	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/13	Year Ended 12/31/12
Tax-exempt income	$2,065,315	$2,065,610	$739,531	$768,762

As of December 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Tax-Free Fund for MT	Tax-Free Fund for ND
Accumulated capital and other losses	($1,481,318)	($853,090)
Unrealized appreciation/(depreciation)*	(281,765)	199,326
Total accumulated earnings/(deficit)	($1,763,083)	($653,764)

*	Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of market discount.

Under the recently enacted Regulated Investment Company Modernization Act of 2010 ("Act"), funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period of time. The short-term and long-term character of such losses are retained rather than being treated as short-term as under previous law. Pre-enactment losses are eligible to be carried forward for a maximum period of eight years. Pursuant to the Act, post-enactment capital losses must be utilized before pre-enactment capital losses. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. The Funds' capital loss carryforward amounts as of December 31, 2013 are as follows:

	Tax-Free Fund for MT	Tax-Free Fund for ND
Expires in 2014	$51,062	$38,426
Expires in 2015	$56,897	$0
Expires in 2016	$72,824	$44,995
Expires in 2018	$106,551	$75,200
Non-expiring short-term losses	$708,153	$368,047
Non-expiring long-term losses	$485,831	$326,422
Total Capital Loss Carryforwards	$1,481,318	$853,090

For the year ended December 31, 2013, the Tax-Free Fund for MT and Tax-Free Fund for ND made permanent reclassifications from accumulated realized gains to paid in capital of $50,681 and $16,196, respectively, due to capital loss carryforward expirations. The Tax-Free Fund for MT made permanent reclassifications from accumulated net investment income to accumulated realized gains (losses) of $6,928 due to market discount on the sale of bonds.

NOTE 7: Investment Advisory Fees and Other Transactions with Affiliates

Viking Fund Management ("VFM"), the Funds' investment adviser; Integrity Funds Distributor, LLC ("Integrity Funds Distributor" or "IFD"), the Funds' underwriter; and Integrity Fund Services, the Funds' transfer, accounting, and administrative services agent; are subsidiaries of Corridor Investors, LLC ("Corridor Investors" or "Corridor"), the Funds' sponsor. A Trustee of the Funds is also a Governor of Corridor.

VFM provides investment advisory and management services to the Funds. The Investment Advisory Agreement (the "Advisory Agreement") provides for fees to be computed at an annual rate of 0.50% of each Funds' average daily net assets. Under the terms of the Advisory Agreement, VFM has contractually agreed to pay all the expenses of the Funds (other than extraordinary or non-recurring expenses and acquired fund fees and expenses) until April 29, 2015 so that the net annual operating expenses do not exceed 0.98%. After this date, the expense limitations may be terminated or revised. VFM and affiliated service providers may also voluntarily waive fees or reimburse expenses not required under the advisory or other contracts from time to time. An expense limitation lowers expense ratios and increases returns to investors. Certain Officers of the Funds are also Officers and Governors of VFM.

	Advisory Fees	Advisory Fees
	Six Months Ended 06/30/14	Payable 6/30/14
Tax-Free Fund for MT	$173,404	$29,149
Tax-Free Fund for ND	$ 60,891	$10,265

IFD serves as the principal underwriter for the Funds and receives sales charges deducted from sales proceeds and CDSC from applicable redemptions. Also, the Funds have adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Funds to reimburse its principal underwriter for costs related to selling shares of the Funds and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Funds, are paid by shareholders through expenses called "Distribution Plan expenses." The Funds currently pay an annual distribution fee of up to 0.25% of the average daily net assets. Certain Officers of the Funds are also Officers and Governors of IFD.

	Six Months Ended 06/30/14			Payable 6/30/14
	Sales Charges	CDSC	Distribution Fees	Sales Charges	CDSC	Distribution Fees
Tax-Free Fund for MT	$121,507	$4,239	$86,702	$1,399	$0	$14,575
Tax-Free Fund for ND	$ 19,853	$0	$30,446	$ 620	$0	$ 5,132

IFS acts as the Funds' transfer agent for a monthly variable fee equal to 0.14% of the average daily net assets on an annual basis for the first $0 to $200 million and at a lower rate in excess of $200 million plus reimbursement of out-of-pocket expenses. IFS also acts as the Funds' administrative services agent for a monthly fee equal to the sum of a fixed fee of $2,000 and a variable fee equal to 0.14% of the Funds' average daily net assets on an annual basis for the first $0 to $200 million and at a lower rate in excess of $200 million plus reimbursement of out-of-pocket expenses. Certain Officers of the Fund are also Officers and Governors of IFS.

	Six Months Ended 06/30/14				Payable 6/30/14
	Transfer Agency Fees*	Transfer Agency Fees Waived	Admin. Service Fees*	Admin. Service Fees Waived	Transfer Agency Fees*	Admin. Service Fees*
Tax-Free Fund for MT	$24,823	$26,236	$27,831	$32,722	$5,820	$4,863
Tax-Free Fund for ND	$ 6,879	$11,638	$ 9,220	$19,830	$1,625	$1,577

*	After waivers.

NOTE 8: Principal Risks

The Funds invest primarily in municipal securities from a specific state. The Funds may also invest in municipal securities of U.S. territories and possessions (such as Puerto Rico, the U.S. Virgin Islands, and Guam). Each Fund is therefore more susceptible to political, economic, legislative, or regulatory factors adversely affecting issuers of municipal securities in its specific state or U.S. territories and possessions. Interest rate risk is the risk that bond prices will decline in value because of changes in interest rates. There is normally an inverse relationship between the fair value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the average maturity of each Fund's portfolio, the greater its interest rate risk.

VIKING TAX-FREE FUND FOR MONTANA

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six Months Ended 6/30/14#	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/30/11	Year Ended 12/31/10	Year Ended 12/31/09
NET ASSET VALUE, BEGINNING OF PERIOD	$9.83	$10.50	$10.32	$9.62	$9.81	$9.12

Income (loss) from investment operations:
Net investment income (loss)	$0.14	$0.28	$0.32	$0.38	$0.38	$0.39
Net realized and unrealized gain (loss) on investments[3]	0.28	(0.67)	0.18	0.70	(0.19)	0.69
Total from investment operations	$0.42	$(0.39)	$0.50	$1.08	$0.19	$1.08

Less Distributions:
Dividends from net investment income	$(0.14)	$(0.28)	$(0.32)	$(0.38)	$(0.38)	$(0.39)
Distributions from net realized gains	0.00	0.00	0.00	0.00	0.00	0.00
Returns of capital	0.00	0.00	0.00	0.00	0.00	0.00
Total distributions	$(0.14)	$(0.28)	$(0.32)	$(0.38)	$(0.38)	$(0.39)

NET ASSET VALUE, END OF PERIOD	$10.11	$9.83	$10.50	$10.32	$9.62	$9.81

Total Return (excludes any applicable sales charge)	4.32%^	(3.80%)	4.93%	11.46%	1.93%	11.97%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$70,092	$69,452	$78,934	$56,496	$43,559	$35,789
Ratio of expenses to average net assets after waivers[1,2]	0.98%*	0.98%	0.97%	0.96%	0.96%	0.92%
Ratio of expenses to average net assets before waivers[2]	1.15%*	1.15%	1.15%	1.24%	1.35%	1.31%
Ratio of net investment income to average net assets[1,2]	2.85%*	2.71%	3.07%	3.83%	3.87%	3.98%
Portfolio turnover rate	4.74%	32.66%	5.79%	12.64%	25.34%	11.14%

[1]	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

[2]	Average net assets was calculated using a 360-day period.

[3]

Realized and unrealized gains and loss per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

*	Annualized

#	Unaudited

^	Not annualized

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

VIKING TAX-FREE FUND FOR NORTH DAKOTA

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six Months Ended 6/30/14#	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/30/11	Year Ended 12/31/10	Year Ended 12/31/09
NET ASSET VALUE, BEGINNING OF PERIOD	$9.94	$10.62	$10.49	$9.84	$10.07	$9.22

Income (loss) from investment operations:
Net investment income (loss)	$0.14	$0.28	$0.34	$0.38	$0.38	$0.40
Net realized and unrealized gain (loss) on investments[3]	0.33	(0.68)	0.13	0.65	(0.23)	0.85
Total from investment operations	$0.47	$(0.40)	$0.47	$1.03	$0.15	$1.25

Less Distributions:
Dividends from net investment income	$(0.14)	$(0.28)	$(0.34)	$(0.38)	$(0.38)	$(0.40)
Distributions from net realized gains	0.00	0.00	0.00	0.00	0.00	0.00
Returns of capital	0.00	0.00	0.00	0.00	0.00	0.00
Total distributions	$(0.14)	$(0.28)	$(0.34)	$(0.38)	$(0.38)	$(0.40)

NET ASSET VALUE, END OF PERIOD	$10.27	$9.94	$10.62	$10.49	$9.84	$10.07

Total Return (excludes any applicable sales charge)	4.78%^	(3.80%)	4.48%	10.72%	1.48%	13.77%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$24,665	$24,140	$27,869	$21,525	$19,266	$18,173
Ratio of expenses to average net assets after waivers[1,2]	0.98%*	0.98%	0.97%	0.96%	0.96%	0.92%
Ratio of expenses to average net assets before waivers[2]	1.24%*	1.24%	1.24%	1.34%	1.42%	1.49%
Ratio of net investment income to average net assets[1,2]	2.81%*	2.73%	3.15%	3.81%	3.79%	3.94%
Portfolio turnover rate	8.01%	37.28%	17.26%	22.63%	29.47%	52.28%

[1]	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

[2]	Average net assets was calculated using a 360-day period.

[3]

Realized and unrealized gains and loss per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

*	Annualized

#	Unaudited

^	Not annualized

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

EXPENSE EXAMPLE (unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the one-half year period shown below and held for the entire one-half year period.

Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an account value of $8,600 divided by $1,000 equals 8.6), then multiply the result by the number in the appropriate column for your share class in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/30/13	Ending Account Value 6/30/14	Expenses Paid Period*	Annualized Expense Ratio

Viking Tax-Free Fund for Montana
Actual	$1,000.00	$1,043.24	$5.01	0.98%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.89	$4.95	0.98%

Viking Tax-Free Fund for North Dakota
Actual	$1,000.00	$1,047.78	$5.02	0.98%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.89	$4.95	0.98%

*

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 180 days in the one-half year period, and divided by 360 days in the fiscal year (to reflect the one-half year period).

PROXY VOTING OF FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds' portfolios is available, without charge and upon request, by calling 800-276-1262. A report on Form N-PX of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through the Funds' website at www.integrityvikingfunds.com. The information is also available from the Electronic Data Gathering Analysis and Retrieval ("EDGAR") database on the website of the Securities and Exchange Commission ("SEC") at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

Within 60 days of the end of their second and fourth fiscal quarters, the Funds provide a complete schedule of portfolio holdings in their semi-annual and annual reports on the Form N-CSR(S). These reports are filed electronically with the SEC and are delivered to the shareholders of the Funds. The Funds also file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q and N-CSR(S) are available on the SEC's website at www.sec.gov. The Funds' Forms N-Q and N-CSR(S) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090. You may also access this information from the Funds' website at www.integrityvikingfunds.com.

SHAREHOLDER INQUIRIES AND MAILINGS

Direct inquiries regarding the Funds to: Integrity Funds Distributor, LLC PO Box 500 Minot, ND 58702 Phone: 800-276-1262	Direct inquiries regarding account information to: Integrity Fund Services, LLC PO Box 759 Minot, ND 58702 Phone: 800-601-5593

To reduce their expenses, the Funds may mail only one copy of its prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive additional copies of these documents, please call Integrity Funds Distributor at 800-276-1262 or contact your financial institution. Integrity Funds Distributor will begin sending you individual copies 30 days after receiving your request.

Item 2. CODE OF ETHICS.

The information required in this Item is only required in an annual report on Form N-CSR.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The information required in this Item is only required in an annual report on Form N-CSR.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on Form N-CSR.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

Item 6. INVESTMENTS.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees in the last fiscal half-year.

Item 11. CONTROLS AND PROCEDURES.

(a)

Based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the registrant's principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant's principal executive officer and principal financial officer who are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. EXHIBITS

(a)	(1)	The registrant's code of ethics filed pursuant to Item 2 of the N-CSR is filed with the registrant's annual N-CSR.

	(2)	Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

	(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Viking Mutual Funds

By: /s/ Shannon D. Radke
Shannon D. Radke
President

August 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
Shannon D. Radke
President

August 29, 2014

By: /s/ Adam Forthun
Adam Forthun
Treasurer

August 29, 2014